Offerings - Offering: 1	Jul. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share, issuable under the Sachem Capital Corp. 2025 Omnibus Incentive Plan (the "Plan")
Amount Registered | shares	2,936,762
Proposed Maximum Offering Price per Unit	1.185
Maximum Aggregate Offering Price	$ 3,480,062.97
Fee Rate	0.01531%
Amount of Registration Fee	$ 532.80
Offering Note	Amount Registered - Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Common Shares which become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of Common Shares outstanding. The number of Common Shares issuable pursuant to the Plan being registered herein consists of (i) Common Shares reserved and available for delivery with respect to awards under the Plan and (ii) Common Shares that may again become available for delivery with respect to awards under the Plan in accordance with its terms and conditions. Proposed Maximum Offering Price per Unit - Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. Represents the average of the high and low sales prices of Common Shares as reported on the NYSE American on July 29, 2025 (such date being within 5 business days prior to the date of filing this Registration Statement).